CONVERTIBLE DEBT INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of Convertible Instruments

Description	December 31, 2025	Interest incurred	Foreign currency exchange	Debt into equity conversion	June 30, 2026 (Unaudited)

In foreign currency – US$

Debentures	397,366	647,150	(6,745)	(1,037,771)	—

Total in R$	397,366	647,150	(6,745)	(1,037,771)	—

Current	88,996				—
Non-current	308,370				—
Schedule of debt amortization

Description	June 30, 2026 (Unaudited)	December 31, 2025

2025	—	—
2026	—	88,996
2028	—	308,370

	—	397,366

Current	—	88,996
Non-current	—	308,370